NOTE PAYABLE (Details Narrative) - USD ($)							12 Months Ended
	Sep. 25, 2024	Feb. 02, 2024	Jan. 25, 2024	Sep. 01, 2023	Jul. 26, 2023	Dec. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Unsecured Promissory Note										$ 8,500,000
Repayment of notes payable							$ 800,000
Shares issued							952,079	82,087
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Unsecured Promissory Note	$ 990,000				$ 1,070,000	$ 1,332,500
Proceeds from promissory note	886,000				1,000,000	1,250,000
Original issue discount	99,000				50,000	62,500
Investor fees	$ 5,000				$ 20,000	$ 20,000
Percentage of bears interest rate					8.00%	8.00%
Outstanding balance elected for prepayment					120.00%	120.00%
Redemption amount					$ 200,000	$ 200,000
Outstanding balance of promissory notes					$ 160,000	$ 200,000
Outstanding balance percentage						1.00%
Outstanding balance interest description					the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.	the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Amortization for discount							$ 99,000
Partitional notes							$ 990,000
Shares of common stock							2,169,353
Loss on note conversion							$ 142,055
Note purchase agreement one [member]
IfrsStatementLineItems [Line Items]
Amortization for discount							18,593	$ 20,833	60,260
Interest expense							44,988	106,050,000	$ 5,922
Partitional notes							$ 403,202	$ 340,000
Shares of common stock							1,603,747	70,867
Loss on note conversion							$ 77,201	$ 178,863
Repayment of notes payable							750,000
Outstanding balance of notes				$ 96,091
Note purchase agreement two [member]
IfrsStatementLineItems [Line Items]
Amortization for discount							25,134	21,371
Interest expense							89,462	$ 37,569
Partitional notes							$ 580,000
Shares of common stock							3,351,070
Loss on note conversion							$ 268,806
Repayment of notes payable							50,000
Outstanding principal balance							560,366
Unamortized original issue discount							3,495
2024 Note Purchase Agreement [member]
IfrsStatementLineItems [Line Items]
Percentage of bears interest rate			16.00%
Interest expense							767,922
Outstanding principal balance							$ 4,630,000
Principal amount			$ 4,630,000
Percentage of cash fee			3.00%
Accountable expenses			$ 30,000
Percentage of gross proceeds			7.50%
2024 Note Purchase Agreement [member] | Restricted class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued		193,994
2024 Note Purchase Agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued		193,994
Fair value of shares issued		$ 347,250